Material accounting policies	12 Months Ended
Mar. 31, 2026
Disclosure Of Material Accounting Policies [Abstract]
Material accounting policies	Material accounting policies
Revenue recognition
The Company’s main sources of revenue are subscriptions for its platforms and revenue from its payment processing services. Other sources of revenue for the Company include payment residuals, merchant cash advances, professional services and sales of hardware as described below.
For revenue streams that involve another party that contributes to providing a specified good or service to a customer, the Company follows the guidance provided in IFRS 15, Appendix B, Principal versus Agent Considerations, for determining whether the revenue should be recognized based on the gross amount billed to a customer or the net amount retained. The Company is the principal in the arrangement and recognizes revenue at the gross amount billed to a customer when it controls the specified good or service before that good or service is transferred to the customer. To determine if the Company controls the specified good or service before that good or service is transferred to the customer, the Company considers indicators including whether the Company is primarily responsible for fulfilling the promise to provide the specified good or service, whether the Company has inventory risk before the specified good or service has been transferred to a customer or after transfer of control to the customer, and whether the Company has discretion in establishing the price for the specified good or service. If the Company does not control the specified good or service, the Company is an agent in the arrangement with the customer and recognizes revenue at the net amount retained. This determination is a matter of significant judgment that depends on the facts and circumstances of each arrangement.
The Company’s arrangements with customers can include multiple performance obligations. When contracts involve multiple performance obligations, the Company evaluates whether each performance obligation is distinct and should be accounted for as a separate unit of accounting. In the case of software subscriptions, payment processing services, and hardware and other, the Company has determined that customers can benefit from each service on its own, and that each service being provided to the customer is separately identifiable from other promises in the contract. Specifically, the Company considers the distinct performance obligations to be the software subscriptions, the payment processing services, the hardware and the implementation services.
The total transaction price is determined at the inception of the contract and allocated to each performance obligation based on their relative standalone selling prices. The Company determines the standalone selling price by considering internal evidence such as normal or consistently applied standalone selling prices. The determination of standalone selling prices is made through consultation with and approval by management, taking into consideration the Company’s go-to-market strategy. The Company from time to time modifies its pricing practices as its go-to-market strategies evolve, which could result in changes in relative standalone selling prices. Discounts are allocated to each performance obligation to which they relate based on their relative standalone selling price.
The Company generally receives payment from its customers on or prior to the invoice due date. In all other cases, payment terms and conditions vary by contract type, although terms generally include a requirement for payment no later than 30 days after the invoice date. Sales taxes collected from customers and remitted to government authorities are excluded from revenue.
Subscription revenue
Software subscriptions include subscriptions to cloud-based solutions for both retail and hospitality offerings, for the Company's eCommerce offering, and wholesale offering. In addition to the core subscriptions outlined above, customers can purchase add-on services. Subscriptions include maintenance, support and access to unspecified upgrades. The Company recognizes revenue for its software subscriptions, including add-on services, ratably over the term of the contract commencing on the date the services are made available to customers.
Transaction-based revenue
The Company offers to its customers payment processing services, through connected terminals and online, that facilitate payment for goods and services sold by the customer to its consumers, for which the customers are charged a transaction fee. The Company recognizes revenue from payment processing services provided at the time of the transaction at the gross amount of consideration paid by the customer, as the Company is the principal in the arrangement with the customer. The Company is the principal as the Company controls the payment processing service before the customer receives it as the Company performs additional services which are integrated with the payment processing service prior to delivering the service to the customer. The Company also bears the risk for chargebacks and other financial losses if such amounts cannot be recovered from the customer and the Company has full discretion in establishing prices for the promised service.
The Company’s software also interfaces with third parties that enable credit card processing. These third parties generate revenue from charging transaction fees that are generally a fixed amount per transaction, or a fixed percentage of the transaction processed. As part of integrating with the solutions of these third parties, the Company negotiates a revenue share with them whereby the Company receives a portion of the revenues generated by the third parties. These revenues are recognized at the net amount retained by the Company, whereby only the portion of revenues that the Company receives (or which is due) from the third-party is recognized.
The Company also earns revenue from eligible customers through its merchant cash advance ("MCA") program, Lightspeed Capital. Under this program, the Company purchases a designated amount of future receivables at a discount, and the customer remits a fixed percentage of their daily sales to the Company until the outstanding balance has been fully remitted. The Company evaluates identified underwriting criteria including, but not limited to, the number of years in business, the nature of the business, and historical sales data, prior to purchasing the eligible customer's future receivables to help assess collectibility. As each MCA agreement does not have contractual terms that give rise on specified dates to cash flows that are solely payments of principal and interest on the MCA balance outstanding, each MCA is recorded at fair value through profit or loss. The initial fair value is generally equal to the transaction price, being the fair value of the consideration provided to the customer, and is then reduced by any amounts that are not expected to be collected. The fair value of each MCA is reassessed at the end of each reporting period. The amount of transaction-based revenue recognized from MCAs in the period is calculated as the gross amounts remitted by the customer in the period, reduced by the difference in value between the initial fair value and the reassessed fair value at the end of the period, excluding movements in the fair value that relate to amounts that are deemed uncollectible which are recognized within general and administrative expenses in the consolidated statements of loss and comprehensive loss. The Company is responsible for purchasing the designated amount of future receivables, bears the risk of financial losses if the receivables cannot be recovered from the customer, and the Company has full discretion in establishing the fees charged. The Company records as direct costs of revenue the processing and other fees with third-party platforms which are directly related to providing the MCA program to customers.
Hardware and other revenue
The Company’s software integrates with various hardware solutions required to operate a location. As part of the sale process to both new and existing customers, the Company acts as a reseller of the hardware. Such sales consist primarily of hardware peripherals. In addition, in some cases where customers would like assistance deploying the Company’s software or integrating the Company’s software with other systems, setting up their eCommerce store or installing their hardware, the Company provides professional services customized to the customer.
Hardware equipment revenues are recognized at a point in time, namely when ownership passes to the customer, in accordance with the shipping terms, at the gross amount of consideration paid by the customer, as the Company is the principal in the arrangement with the customer. The Company is the principal as the Company controls the hardware equipment before the customer receives it.
Most professional services are sold on a time-and-materials basis. The Company’s software can typically be used as delivered to the customer. The Company’s professional services are generally not essential to the functionality of the software. For services performed on a time-and-materials basis, revenues are recognized as the services are delivered at the gross amount of consideration paid by the customer, as the Company is the principal in the arrangement with the customer. The Company is the principal as the Company controls the professional services before they are transferred to the customer.
Commission assets
The Company records costs for selling commissions paid at the inception of a contract that are incremental costs of obtaining the contract as assets ("commission assets") if the Company expects to recover those costs. Commission assets are subsequently amortized on a systematic basis consistent with the pattern of the transfer of the good or service to which the commission asset relates. The Company applies the practical expedient that allows it to determine the pattern of the transfer of the good or service for a portfolio of contracts that have similar characteristics. For contracts where the amortization period of the commission assets would have been one year or less, the Company uses the practical expedient that allows it to recognize the incremental costs of obtaining those contracts as an expense when incurred.
Contract assets
The Company records contract assets when the Company has provided goods and services to customers at the inception of the contract, but the right to related consideration for this performance obligation is conditional on satisfying other performance obligations. Contract assets primarily relate to the hardware solutions and are recovered over the expected contract term which takes into consideration the enforceable rights of the Company. Contract assets are subsequently amortized against revenue.
Deferred revenue
Deferred revenue mainly comprises fees collected or contractually due for services in which the applicable revenue recognition criteria have not been met. This balance will be recognized as revenue as the services are performed.
Cash and cash equivalents
Cash comprises cash on deposit at banks. The Company considers all short-term highly liquid investments that are readily convertible into known amounts of cash, with original maturities at their acquisition date of three months or less to be cash equivalents.
Inventories
Inventories, consisting of hardware equipment only, are recorded at the lower of cost and net realizable value with cost determined using the weighted average cost method. The Company provides an allowance for obsolescence based on estimated product life cycles, usage levels and technology changes. Changes in these estimates, if any, are reflected in the determination of cost of revenues. The amount of any write-down of inventories to net realizable value, and all losses on inventories, if any, are recognized as an expense in the year during which the impairment or loss occurs.
Property and equipment
Property and equipment are stated at cost less accumulated depreciation and impairment losses, if any. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets. Furniture and equipment are depreciated over five years, and computer equipment is depreciated over three years. Leasehold improvements are depreciated on a straight-line basis over the shorter of their estimated useful lives or the term of their associated leases.
Intangible assets
Acquired identifiable intangible assets
Intangible assets are stated at cost, less accumulated amortization and impairment losses, if any. Amortization is calculated using the straight-line method over the estimated useful lives of the related assets. Software technologies that are acquired through business combinations are generally amortized over three to five years and customer relationships acquired through business combinations are generally amortized over three to six years. As at April 1, 2025, the estimated useful lives of the acquired software technologies and customer relationships were revised. See note 14 for additional information.
Internally generated intangible assets
For internally generated intangible assets, expenditure on research activities is recognized as an expense in the period in which it is incurred. The Company recognizes internal development costs as intangible assets only when the following criteria are met: the technical feasibility of completing the intangible asset exists, there is an intent to complete and an ability to use or sell the intangible asset, the intangible asset will generate probable future economic benefits, there are adequate resources available to complete the development and to use or sell the intangible asset, and there is the ability to reliably measure the expenditure attributable to the intangible asset during its development. The amount initially recognized for internally-generated intangible assets is the sum of the expenditures incurred from the date when the intangible asset first meets the recognition criteria listed above until the asset is in the condition necessary for it to be capable of operating in the manner intended by management. Where no internally-generated intangible asset can be recognized, internal development costs are recognized as research and development expense in the period in which they are incurred. Subsequent to initial recognition, internally-generated intangible assets are reported at cost, less accumulated amortization and impairment losses, on the same basis as acquired identifiable intangible assets. Internally generated intangible assets are amortized using the straight-line method over the estimated useful lives of the internally generated intangible assets from the point the asset is available for use. Internally generated intangible assets are amortized over two to three years.
Impairment of long-lived assets
The Company evaluates its property and equipment and intangible assets with finite useful lives for impairment when events or changes in circumstances indicate that the carrying amount of an asset or cash-generating unit ("CGU") may not be recoverable. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs of disposal and value in use. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash inflows which are largely independent of the cash inflows from other assets or CGUs.
Goodwill and impairment of goodwill
Goodwill represents the excess of the purchase price over the estimated fair value of net tangible and identifiable assets of a business acquired in a business combination. After initial recognition, goodwill is measured at cost less any accumulated impairment losses, if any. For the purpose of impairment testing, goodwill acquired in a business combination is tested at the Company's operating segment level (the "Segment"), which is the level at which management monitors goodwill.
The Company reviews the carrying value of goodwill on an annual basis on December 31 or more frequently if events or a change in circumstances indicate that it is more likely than not that the fair value of the goodwill is below its carrying amount. Goodwill impairment is determined by assessing the recoverable amount of the Segment and comparing it to the carrying value of the Segment. The Segment's recoverable amount is the higher of the Segment's fair value less costs of disposal and its value in use. A quantitative analysis was performed to determine the fair value less costs of disposal. Note 15 discusses the method and assumptions used for impairment testing.
Income taxes
Current tax
The current tax payable is based on taxable income for the year. Taxable income differs from income as reported in the consolidated statements of loss and comprehensive loss because of items of income or expense that are taxable or deductible in other periods and items that are never taxable or deductible. The Company’s liability for current tax is calculated using tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period.
Deferred tax
Deferred tax is recognized on temporary differences between the carrying amounts of assets and liabilities in the consolidated financial statements and the corresponding tax bases used in the computation of taxable income. Deferred tax assets are recognized for all deductible temporary differences and unused losses to the extent that it is probable that taxable income against which those deductible temporary differences and losses can be utilized will be available. Deferred tax assets and liabilities are recognized for all temporary differences except if the taxable temporary difference arises from the initial recognition of goodwill or if the temporary difference arises from the initial recognition (other than in a business combination) of other assets and liabilities in a transaction that affects neither the taxable income nor the accounting income.
The carrying amount of deferred tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable income will be available to allow all or part of the asset to be recovered.
Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the period in which the liability is settled or the asset realized, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period. The measurement of deferred tax liabilities and assets reflects the tax consequences that would follow from the manner in which the Company expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities.
Deferred tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority and the Company intends to settle its current tax assets and liabilities on a net basis.
Current and deferred tax amounts
Current and deferred tax amounts are recognized as an expense or income in net loss, except when they relate to items that are recognized outside of net loss (whether in other comprehensive income (loss) or directly in accumulated deficit), in which case the tax is also recognized outside of net loss.
Provisions
Provisions are recognized when the Company has a present legal or constructive obligation as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation.
Restructuring provisions are recognized when the Company has put in place a detailed restructuring plan which has been communicated in sufficient detail to create a constructive obligation. Restructuring provisions include only costs directly related to the restructuring plan, and are measured at the best estimate of the amount required to settle the Company's obligations. Restructuring expense also includes other expenses that directly arise from the restructuring, are necessarily entailed by the restructuring and not associated with the ongoing activities of the Company.
Short-term leases and leases of low-value assets
The Company has elected not to recognize right-of-use assets and lease liabilities for short-term leases that have a lease term of 12 months or less and leases of low-value assets. The Company recognizes the lease payments associated with these leases as an expense on a straight-line basis over the lease term.
On the consolidated statement of cash flows, lease payments related to short-term leases, low value assets and variable lease payments not included in lease liabilities are classified as cash flows used in operating activities, whereas the remaining lease payments are classified as cash flows used in financing activities.
Equity incentive plans
The Company records all share-based payments at their respective fair values. The Company recognizes share-based compensation expense over the vesting period of the tranche of awards being considered. The fair value of stock options granted to employees is generally estimated at the date of grant using the Black-Scholes option pricing model. The Company also estimates forfeitures at the time of grant and revises its estimate, if necessary, in subsequent periods if actual forfeitures differ from these estimates. Any consideration paid by employees on exercising stock options and the corresponding portion previously credited to additional paid-in capital are credited to share capital.
The Black-Scholes option pricing model used by the Company to calculate option values was developed to estimate the fair value. This model requires assumptions, including expected option life, volatility, risk-free interest rate and dividend yield, which greatly affect the calculated values. Expected option life is determined using the time-to-vest-plus-historical-calculation-from-vest-date method that derives the expected life based on a combination of each tranche’s time to vest plus the actual or expected life of an award based on the past activity or remaining time to expiry on outstanding awards. Expected volatility is determined using comparable companies for which the information is publicly available, or using the Company's own information. The risk-free interest rate is determined based on the rate at the time of grant for zero-coupon Canadian government securities with a remaining term equal to the expected life of the option. Dividend yield is based on the expected annual dividend rate at the time of grant. Expected forfeiture is derived from historical forfeiture rates.
The fair value of options that contain market performance conditions is measured using the Monte Carlo pricing model to estimate the Company's potential future share price. Market conditions are considered in the fair value estimate on the grant date and this fair value is not revised subsequently.
The fair value of restricted share units ("RSUs"), including non-treasury RSUs, deferred share units ("DSUs") and performance share units which include non-market performance conditions ("PSUs") is measured using the fair value of the Company's shares as if the units were vested and issued on the grant date. An estimate of forfeitures is applied when determining share-based compensation expense as well as estimating the probability of meeting related performance conditions where applicable.
If the vesting date of certain stock options or share awards is accelerated as part of a restructuring, the expense directly related to the acceleration of the stock options or share awards is recognized as a component of restructuring.
Segment information
The Company’s Chief Operating Decision Maker ("CODM") is the Chief Executive Officer. The CODM is the highest level of management responsible for assessing Lightspeed’s overall performance and making operational decisions such as resource allocations related to operations, product prioritization, and delegation of authority. Management has determined that the Company operates in a single operating and reportable segment.
Financial instruments
Financial assets
Initial recognition and measurement
The Company’s financial assets comprise cash and cash equivalents, restricted cash and restricted deposits, trade and other receivables, merchant cash advances, foreign exchange forward contracts and other assets. All financial assets are recognized initially at fair value, plus, in the case of financial assets that are not measured at fair value through profit and loss, transaction costs that are attributable to the acquisition of the financial asset. Purchases and sales of financial assets are recognized on the settlement date being the date that the Company receives or delivers the asset. Receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. They are included in current assets except for those with maturities greater than 12 months after the reporting period.
Subsequent measurement
Cash and cash equivalents, restricted cash and restricted deposits, merchant cash advances and foreign exchange forward contracts are carried at fair value with gains and losses recognized in the consolidated statements of loss and comprehensive loss.
Trade receivables are carried at amortized cost using the effective interest rate method. For information on impairment losses on trade receivables, refer to the Impairment of financial assets section below.
Derecognition
Financial assets are derecognized when the rights to receive cash flows from the asset have expired or when the financial assets are written off.
Impairment of financial assets
The Company assesses at each reporting date whether there is any evidence that its trade receivables are impaired. The Company uses the simplified approach for measuring impairment for its trade receivables as these financial assets do not have a significant financing component. Therefore, the Company does not determine if the credit risk for these instruments has increased significantly since initial recognition. Instead, a loss allowance is recognized based on lifetime expected credit losses (“ECL”) at each reporting date. Impairment losses and subsequent reversals are recognized in profit or loss and are the amounts required to adjust the loss allowance at the reporting date to the amount that is required to be recognized based on the aforementioned policy. The Company has established a provision matrix that is based on its historical credit loss experiences, adjusted for forward-looking factors specific to the debtors and the economic environment. The carrying amount of the asset is reduced through the use of an allowance account and the amount of the loss is recognized within general and administrative expenses in the consolidated statements of loss and comprehensive loss. Trade receivables are written off when there is no reasonable expectation of recovery.
Financial liabilities
Initial recognition and measurement
The Company’s financial liabilities comprise accounts payable and accrued liabilities, lease liabilities, foreign exchange forward contracts and other liabilities. All financial liabilities except lease liabilities are recognized initially at fair value. The Company assesses whether embedded derivative financial instruments are required to be separated from host contracts when the Company first becomes party to the contract.
Subsequent measurement
After initial recognition, financial liabilities, excluding foreign exchange forward contracts, are subsequently measured at amortized cost using the effective interest method. The effective interest method amortization is included as a finance cost in the consolidated statements of loss and comprehensive loss.
Financial liabilities are classified as current liabilities unless the Company has an unconditional right to defer settlement of the liability for at least 12 months after the reporting date.
Derecognition
Financial liabilities are derecognized when the obligation under the liability is discharged, cancelled, or expires. Gains and losses are recognized in the consolidated statements of loss and comprehensive loss when the liabilities are derecognized.
Foreign exchange forward contracts
The Company designates certain foreign exchange forward contracts as cash flow hedges when all the requirements in IFRS 9, Financial Instruments are met. The Company recognizes these foreign exchange forward contracts as either assets or liabilities on the consolidated balance sheets and these contracts are measured at fair value at each reporting period. The asset and liability positions of the foreign exchange forward contracts are included in other current assets and accounts payable and accrued liabilities on the consolidated balance sheets, respectively. The Company reflects the gain or loss on the effective portion of a cash flow hedge in other comprehensive income (loss) and subsequently reclassifies cumulative gains and losses to direct cost of revenues, general and administrative, research and development, or sales and marketing expenses, depending on the risk hedged, when the hedged transactions impact the consolidated statements of loss and comprehensive loss. If the hedged transactions become probable of not occurring, the corresponding amounts in accumulated other comprehensive income (loss) are immediately reclassified to finance income or costs. Foreign exchange forward contracts that do not meet the requirements in IFRS 9, Financial Instruments to be designated as a cash flow hedge, are classified as derivative instruments not designated for hedging. The Company measures these instruments at fair value with changes in fair value recognized in finance income or costs. To date, the Company has not had any foreign exchange forward contracts that do not meet the requirements in IFRS 9, Financial Instruments to be designated as a cash flow hedge.
Foreign currency translation
The functional as well as the presentation currency of Lightspeed is the US dollar. Items included in the consolidated financial statements of the Company are measured in the functional currency, which is the currency of the primary economic environment in which the entity operates. Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the date of the transactions or when items are remeasured. Foreign exchange gains and losses resulting from the settlement of such transactions and from the changes at period-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the consolidated statements of loss and comprehensive loss.
The results and financial position of all the Company entities that have a functional currency different from the presentation currency are translated into US dollars as follows: assets and liabilities are translated at the closing rate at the reporting date; income and expenses for each statement of operation are translated at average exchange rates; and all resulting exchange differences are recognized in other comprehensive income (loss). For foreign currency translation purposes, goodwill and fair value adjustments arising on the acquisition of a foreign operation are treated as assets and liabilities of the operation and translated at the closing rate at each reporting date.
New accounting pronouncements
New accounting pronouncements are issued by the International Accounting Standards Board ("IASB") or other standard-setting bodies, and they are adopted by the Company as at the specified effective date.
New and amended material accounting policies adopted by the Company
The IASB has issued amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates to clarify how to assess and account for situations where a currency is not exchangeable into another. This amendment is effective for annual periods beginning on or after January 1, 2025. The Company has adopted this amendment as of April 1, 2025. There was no impact on the Company's accounting policies or the consolidated financial statements as a result of adopting this amendment.
There were no other IFRS Accounting Standards effective within the fiscal year ended March 31, 2026 or International Financial Reporting Interpretations Committee (IFRIC) interpretations that had a material impact on the Company's accounting policies or the consolidated financial statements.
New and amended material accounting policies issued but not yet effective
At the date of authorization of these financial statements, the Company has not yet applied the following new and revised IFRS Accounting Standards that have been issued but are not yet effective.
The IASB has issued amendments to IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosures to clarify the date of recognition and derecognition of some financial assets and liabilities including introducing a new exception for certain financial liabilities settled using an electronic payment system before the settlement date. The amendments also clarify the classification of certain financial assets and introduce disclosure requirements for financial instruments with contingent features and equity instruments classified at fair value through other comprehensive income. This amendment is effective for annual periods beginning on or after January 1, 2026. The Company will adopt these amendments as of April 1, 2026 and plans to apply the exception to derecognize financial liabilities settled using an electronic payment system before the settlement date. The adoption by the Company will not have a material impact on the Company's accounting policies or the consolidated financial statements in future periods.
The IASB has issued IFRS 18 Presentation and Disclosure in Financial Statements which includes requirements for the presentation and disclosure of information in general purpose financial statements to help ensure they provide relevant information that faithfully represents an entity's assets, liabilities, equity, income and expenses. IFRS 18 introduces a defined structure for the presentation of the consolidated statements of loss and comprehensive loss and will require additional disclosure regarding management-defined performance measures. The new IFRS 18 standard is effective for annual periods beginning on or after January 1, 2027. The Company is currently evaluating the impact of this standard on its consolidated financial statements.